INCOME TAXES (Tables)	0 Months Ended
Dec. 31, 2012
Income Tax Tables [Abstract]
Schedule of the provision for income taxes
b.	Provision for income tax:
		Year ended December 31,
		2012	2011	2010

		(U.S. $ in millions )
In Israel		$5	$71	$139
Outside Israel		(142)	56	144
		$(137)	$127	$283

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2012	2011

	(U.S. $ in millions )
Current assets—deferred taxes	$1,142	$966
Current liabilities—other current liabilities	(19)	(46)
Other non-current assets	110	62
Long-term liabilities—deferred income taxes	(1,849)	(2,610)
	$(616)	$(1,628)

Schedule of unrecognized tax benefits
	Year ended December 31,
	2012	2011	2010

	(U.S. $ in millions )
Balance at the beginning of the year	$907	$795	$726
Increase (decrease) related to prior year tax positions, net	(10)	(45)	20
Increase related to current year tax positions	151	131	47
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(146)	(20)	(15)
Liabilities assumed in acquisitions	0	52	13
Other	1	(6)	4
Balance at the end of the year	$903	$907	$795